Ordinary shares and treasury stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Ordinary shares and treasury stock
12. Ordinary shares and treasury stock

FinVolution Group adopted a dual class share structure. For the years ended December 31, 2020, 2021 and 2022, the Company repurchased 139,954,870, 4,171,000 and 59,088,885 Class A ordinary shares on the open market for an aggregate cash consideration of US$55.4 million (RMB384.9 million), US$2.5 million (RMB16.2 million) and US$51.0 million (RMB343.8 million). The weighted average price of these shares repurchased were US$0.40, US$0.60 and US$0.86 per share. These issued and repurchased shares are considered not outstanding and therefore were accounted for under the cost method and includes such treasury stock as a component of the shareholder’s equity.
For the years ended December 31, 2020, 2021 and 2022, certain Class B ordinary shareholders sold 5,000,000, 1,800,000 and 10,000,000 Class B ordinary shares on the open market which were automatically transferred into Class A ordinary shares upon completion of the transaction.
As of December 31, 2022, 1,550,071,169 ordinary shares have been issued at par value of US$0.00001, including (i) 980,871,169 Class A ordinary shares and (ii) 569,200,000 Class B ordinary shares.